Summary of significant accounting policies - Goodwill and acquired intangible assets (Details)	12 Months Ended
Dec. 31, 2022 segment reportingUnit
Accounting Policies [Abstract]
Number of operating segments | segment	1
Number of reporting units | reportingUnit	1